SIGNIFICANT ACCOUNTING POLICIES (Schedule of Reconciliation of Cash and Restricted Cash) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 64,668	$ 55,222	$ 50,937
Restricted cash – short term	2,858	9,766	15,867
Bank deposits	18,083	34,002	24,568
Restricted cash – long term	1,795	2,037	4,590
Total cash, cash equivalents, restricted cash and bank deposits shown in the statement of cash flows	$ 87,404	$ 101,027	$ 95,962	$ 103,452